3. SIGNIFICANT ACCOUNTING POLICIES: j) Financial instruments (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Current derivative financial assets	$ 0	$ 0	$ 0
Current derivative financial liabilities	$ 0	$ 0	$ 0